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                            SCHEDULE 14A INFORMATION

                  Proxy Statement Pursuant to Section 14(a) of
             the Securities Exchange Act of 1934 (Amendment No.   )

    Filed by the Registrant /X/
    Filed by a Party other than the Registrant / /
    Check the appropriate box:
    / /  Preliminary Proxy Statement
    / /  Definitive Proxy Statement
    / /  Definitive Additional Materials
    /X/ Soliciting Material Pursuant to Section 240.14a-11(c) or Section 240.14a-12

                               Teledyne, Inc.
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                (Name of Registrant as Specified In Its Charter)


- - - - --------------------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):

/ /  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2)
/X/ $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3)
/ /  Fee   computed  on   table  below   per  Exchange   Act  Rules  14a-6(i)(4)
     and 0-11
     1) Title of each class of securities to which transaction applies:


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     2) Aggregate number of securities to which transaction applies:


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     3) Per unit  price  or  other  underlying  value  of  transaction computed pursuant to Exchange Act Rule 0-11:*


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     4) Proposed maximum aggregate value of transaction:


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*    Set forth the amount on which the filing fee is calculated and state how it was determined.
/ /  Fee paid previously with preliminary materials.
/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

     1) Amount Previously Paid:


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     2) Form, Schedule or Registration Statement No.:


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     3) Filing Party:


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     4) Date Filed:


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FOR IMMEDIATE RELEASE                            Contact: Rosanne O'Brien
                                                          Teledyne, Inc.
                                                          301/551-4265

                                                          Fred Spar
                                                          James N. Fingeroth
                                                          Kekst and Company
                                                          212/593-2655


                  TELEDYNE RESPONDS TO NOTICE OF RIVAL SLATE

                WHX Nominates Own Directors For Teledyne Board

LOS ANGELES, CALIFORNIA -- February 24, 1995. Teledyne, Inc. (NYSE:TDY) said today that it had received notice from a wholly-owned subsidiary of WHX Corporation of its intention to nominate a slate of eight directors at Teledyne's forthcoming Annual Meeting of Shareholders. Teledyne noted that all of the WHX nominees are currently members of WHX's board of directors.

     Teledyne commented that WHX's nomination of a rival slate of directors is simply a thinly-veiled attempt to pursue its earlier proposal to acquire Teledyne at $22 per share in securities and cash. Teledyne's board previously concluded that the WHX unsolicited proposal was not in the best interests of Teledyne's shareholders.

     Teledyne noted that WHX has previously announced that its nominees would be committed, if elected, to a sale or merger of Teledyne to the highest bona fide bidder in a transaction providing value of at least $22 per Teledyne share. Teledyne said that by nominating a rival slate comprised entirely of WHX directors, all of whom have fiduciary duties to WHX's shareholders, WHX is attempting to act as both auctioneer and bidder. In Teledyne's opinion, this dual role is hardly designed to serve the best interests of all of Teledyne's shareholders.

     Teledyne said it would be mailing proxy materials to its shareholders shortly and that it believed the board nominees being proposed by Teledyne are best qualified to fulfill the Company's commitment to maximizing shareholder value.

     Teledyne, Inc., headquartered in Los Angeles, is a diversified manufacturing corporation serving customers worldwide through 18 operating companies focused in four business segments: Aviation & Electronics; Specialty Metals; Industrial; and Consumer.


                                     # # #



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                CERTAIN INFORMATION CONCERNING PARTICIPANTS

      The following individuals, all of whom are directors of Teledyne, may be deemed participants in the solicitation of proxies on behalf of Teledyne's Board of Directors: Frank V. Cahouet (Chairman of the Board, Chief Executive Officer and President of Mellon Bank Corporation); Diane C. Creel (Chairwoman, Chief Executive Officer and President of The Earth Technology Corporation); George Kozmetsky (Executive Associate for Economic Affairs, University of Texas System, and Director of IC(2) Institute); Donald B. Rice (President and Chief Operating Officer of Teledyne); George A. Roberts (private investor); William P. Rutledge (Chairman of the Board and Chief Executive Officer of Teledyne); Fayez Sarofim (Chairman of the Board and President of Fayez Sarofim & Co.); and Henry E. Singleton (rancher and private investor). Each of Mr. Cahouet and Ms. Creel is the direct beneficial owner of 100 shares of Teledyne's Common Stock ("Common Stock"). Dr. Kozmetsky, either directly, through his spouse or RGK Foundation, Inc. (a charitable foundation of which he is a trustee), may be deemed to be the beneficial owner of 2,903,230 shares of Common Stock. Dr. Rice is the direct beneficial owner of 106,000 shares of Common Stock (including 70,000 shares subject to stock options exercisable within 60 days of February 17, 1995). Dr. Roberts, directly and through his spouse, may be deemed to be the beneficial owner of 428,415 shares of Common Stock. Mr. Rutledge is the direct beneficial owner of 219,000 shares of Common Stock (including 210,000 shares subject to stock options exercisable within 60 days of February 17, 1995). Mr. Sarofim, individually and through Fayez Sarofim & Co. (of which Mr. Sarofim is the majority shareholder) and the Pension and Profit Sharing Trusts of Fayez Sarofim & Co. (of which Mr. Sarofim is trustee), may be deemed to be the beneficial owner of 1,366,250 shares of Common Stock. Dr. Singleton is the direct beneficial owner of 7,272,260 shares of Common Stock. Dr. Kozmetsky disclaims beneficial ownership of the 794,509 shares of Common Stock held in the name of RGK Foundation, Inc. and the 79,000 shares of Common Stock held in his spouse's name. Dr. Roberts disclaims beneficial ownership of the 8,593 shares of Common Stock held in his spouse's name. The foregoing share ownership numbers are as of February 17, 1995. Drs. Roberts and Singleton are also beneficial owners of $852,000 and $28,000 principal amount, respectively, of Teledyne debt securities.

      Each of Messrs. Roberts, Sarofim and Singleton is a Director of both Argonaut Group, Inc. ("Argonaut") and Unitrin, Inc. ("Unitrin"), which are former subsidiaries of Teledyne. Teledyne was during 1994, and continues to be, a party to certain contracts and transactions with Argonaut, Unitrin and their respective subsidiaries. As of January 31, 1995, Teledyne's directors and executive officers beneficially owned, in the aggregate, in excess of 20% and 25% of the outstanding common stock of Argonaut and Unitrin, respectively. During 1994, Teledyne paid approximately $393,000 to Mellon Bank, N.A., a subsidiary of Mellon Bank Corporation ("MBC"), for banking services and anticipates using such banking services in the future. As of January 31, 1995, MBC or its subsidiaries may be deemed to have beneficially owned 396,000 shares of Common Stock and may have owned certain debt securities of Teledyne (including shares of Common Stock and debt securities held by MBC and its subsidiaries for their respective accounts and by trusts and other accounts over which MBC or its subsidiaries exercise investment discretion).

      On March 8, 1995, Teledyne will distribute a dividend to all stockholders of record as of February 15, 1995, which will include one share of new Series E Cumulative Preferred Stock for each 100 shares of Common Stock. The above share ownership information does not reflect such Preferred Stock.